Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
For Termination Benefits	$ 2,777,084	$ 512,006
Others	7,477,939	8,023,050
Total	$ 10,255,023	$ 8,535,056